Madison Funds
550 Science Drive
Madison, WI 53711
608-216-9114

May 22, 2019

BY EDGAR

Securities and Exchange Commission
Washington, DC 20549

RE:     Madison Funds File No. 811-08261
Form N-14 Filing

Dear Sir/Madam:

Filed electronically herein is the Form N-14 for the investment company registrant referenced above.

If you have any questions, please contact me at the number set forth above.

Respectfully submitted,

/s/ Kevin S. Thompson

Kevin S. Thompson
Chief Legal Officer

Enclosure